Revenue - Products and services explanatory (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of products and services [line items]
Revenue	€ 1,030,080	€ 1,129,186	€ 954,598
Sale of Right [Member]
Disclosure of products and services [line items]
Revenue			468,629
Services [Member]
Disclosure of products and services [line items]
Revenue			401,573
Other Revenue [Member]
Disclosure of products and services [line items]
Revenue			€ 84,396